Retirement benefit obligation (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Defined contribution plan maximum annual contributions per employee description	The annual accrual is approximately 7% of total pay, with no ceiling, and is revalued each year by applying a pre-established rate of return of 1.50%, plus 75% of the Consumer Price Index
Defined contribution plan, maximum annual contributions per employee, percent	7.00%
Retirement benefit obligation	€ 88,962	€ 30,618